Note 4 - Income Taxes - 10K (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 30, 2021
Deferred Tax Assets, Gross	$ 794,000	$ 626,000
Effective Income Tax Rate Reconciliation, Percent	25.63%
Cumulative Operating Loss Carryforwards, Net	$ 3,101,000	$ 2,440,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	4.63%
Operating Loss Carryforwards	$ 3,101,000